Filed pursuant to Rule 497(e)
File Nos. 333-12745; 811-07831
FMI Funds, Inc.
FMI Large Cap Fund
Investor Class: FMIHX | Institutional Class: FMIQX
FMI Common Stock Fund
Investor Class: FMIMX | Institutional Class: FMIUX
FMI International Fund
Investor Class: FMIJX | Institutional Class: FMIYX
FMI International Fund II – Currency Unhedged
Investor Class: Not Available for Purchase | Institutional Class: FMIFX

June 1, 2022
Supplement to the Statutory Prospectus dated January 31, 2022, as supplemented
Portfolio Manager Change

    Andy P. Ramer no longer serves on the Portfolio Management Committee for the FMI Funds, and references to Mr. Ramer are hereby deemed deleted from the Prospectus. The “Portfolio Managers” information set forth in the summary sections for each of the FMI Funds in the Prospectus is hereby amended and restated as follows:

Portfolio Managers: The Fund’s investment decisions are made by a Portfolio Management Committee (“PMC”) that is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, which is comprised of the following individuals:

PMC Member	Title with Adviser	Years with Adviser
Patrick J. English, CFA®	Chairman, Chief Executive Officer and Chief Investment Officer	35
John S. Brandser	President, Chief Operating Officer and Chief Compliance Officer	27
Jonathan T. Bloom, CFA®	Director of Research	12
Robert M. Helf, CFA®	Research Analyst	24
Julia L. Ramon, CFA®	Research Analyst	2
Benjamin D. Karek, CFA®	Research Analyst	5
Daniel G. Sievers, CFA®	Research Analyst	13
Matthew T. Sullivan, CFA®	Research Analyst	9
Jordan S. Teschendorf, CFA®	Research Analyst	7
Dain C. Tofson, CFA®	Research Analyst	3

Further, the paragraph under “MANAGEMENT OF THE FUNDS” that describes the backgrounds of the members of the PCM is hereby amended and restated as follows:

Patrick J. English, CFA®, has been employed by the Adviser in various capacities since 1986, currently serving as Chairman, Chief Executive Officer, Chief Investment Officer and Treasurer. John S. Brandser has been employed by the Adviser in various capacities since 1995, currently serving as President, Secretary, Chief Operating Officer and Chief Compliance Officer. Jonathan T. Bloom, CFA® has been employed by the Adviser since 2010 as a Research Analyst and is currently the Director of Research. Robert M. Helf, CFA®, has been employed by the Adviser since 1998 as a Research Analyst. Julia L. Ramon, CFA®, has been employed by the Adviser since 2020 as a Research Analyst, and previously was employed as a Research Intern during the summer of 2019 while attending the University of Wisconsin-Madison. Benjamin D. Karek, CFA®, has been employed by the Adviser since 2017 as a Research Analyst. Daniel G. Sievers, CFA®, has been employed by the Adviser since 2009 as a Research Analyst. Matthew T. Sullivan, CFA® has been employed by the Adviser since 2013 as a Research Analyst. Jordan S. Teschendorf, CFA® has been employed by the Adviser since 2015 as a Research Analyst. Dain C. Tofson, CFA®, has been employed by the Adviser since 2019 as a Research Analyst, and previously was as a member of Artisan Partners Global Value Equity Team from 2017 - 2019, worked at Institutional Capital LLC from 2014 - 2017, and attended the Booth School of Business at University of Chicago. CFA® is a registered trademark owned by the CFA Institute.

* * *
Please read this Supplement carefully and keep for future reference.

FMI Funds, Inc.
FMI Large Cap Fund
Investor Class: FMIHX | Institutional Class: FMIQX
FMI Common Stock Fund
Investor Class: FMIMX | Institutional Class: FMIUX
FMI International Fund
Investor Class: FMIJX | Institutional Class: FMIYX
FMI International Fund II – Currency Unhedged
Investor Class: Not Available for Purchase | Institutional Class: FMIFX

June 1, 2022
Supplement to the Statement of Additional Information dated January 31, 2022, as supplemented
Portfolio Manager Change

    Andy P. Ramer no longer serves on the Portfolio Management Committee for the FMI Funds, and references to Mr. Ramer are hereby deemed deleted from the Statement of Additional Information. The “Portfolio Management Committee” information set forth in the Statement of Additional Information is hereby deleted and replaced with the following:

Portfolio Management Committee

The Funds’ investment decisions are made by a Portfolio Management Committee, which is comprised of Patrick J. English, CFA®, John S. Brandser, Jonathan T. Bloom, CFA®, Robert M. Helf, CFA®, Julia L. Ramon CFA®, Benjamin D. Karek CFA®, Daniel G. Sievers, CFA®, Matthew T. Sullivan, CFA®, Jordan S. Teschendorf, CFA®, Dain C. Tofson, CFA® (“PMC”). CFA® is a registered trademark owned by the CFA Institute.

The investment process employed by the PMC is team-based utilizing primarily in-house, fundamental research, and the PMC as a whole, not any individual PMC member, is primarily responsible for the day-to-day management of each Fund’s portfolio. These portfolio managers to the Funds share joint responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other jointly-managed accounts is set forth below in the following table (none of the other jointly-managed accounts have performance-based fees). The number of accounts and assets shown is as of March 31, 2022. No member of the PMC manages any other accounts.

Number of Other Accounts Managed and Total Assets by Account Type
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
3	7	900
$624 million	$1.2 billion	$7.0 billion

The portfolio managers of the Funds are often responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies, the side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms. The portfolio managers’ salary, bonus or retirement plan benefits are not based on the performance of a Fund or the value of a Fund’s assets. The compensation of each member of the PMC is structured in the same way other than the compensation of Mr. English. The following table outlines the forms of compensation paid to each portfolio manager.

Name of PMC Member	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Patrick J. English	Salary	Adviser	Mr. English’s salary is based upon the revenues of the Adviser. The type of account and source of the revenues has no bearing upon the salary except insofar as they affect the revenues of the company.
Other PMC Members	Salary/Bonus	Adviser	Salary and bonus are based upon the management fees of the Adviser. The type of account has no bearing upon the salary and bonus except insofar as they affect the revenues of the company.

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2021, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Name of PMC Member	Large Cap Fund	Common Stock Fund	International Fund	International Currency Unhedged Fund
Patrick J. English, CFA®	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John S. Brandser	Over $1,000,000	$500,001-$1,000,000	$500,001-$1,000,000	Over $1,000,000
Jonathan T. Bloom, CFA®	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
Robert M. Helf, CFA®	Over $1,000,000	$500,001-$1,000,000	$500,001-$1,000,000	$500,001-$1,000,000
Julia L. Ramon, CFA®	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000
Benjamin D. Karek, CFA®	$50,001-$100,000	$100,001-$500,000	$10,001 - $50,000	$50,001-$100,000
Daniel G. Sievers, CFA®	$500,001-$1,000,000	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000
Matthew T. Sullivan, CFA®	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000	$50,001-$100,000

Jordan S. Teschendorf, CFA®	$50,001-$100,000	$100,001-$500,000	$100,001-$500,000	None
Dain C. Tofson, CFA®	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$100,001-$500,000

* * *
Please read this Supplement carefully and keep for future reference.
5